CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.4%
	APPAREL & TEXTILE PRODUCTS - 0.8%
4,066	Hyosung TNC Company Ltd.	$ 901,814

	ASSET MANAGEMENT - 3.3%
6,910	Affiliated Managers Group, Inc.	1,282,634
34,623	DWS Group GmbH & Company KGaA	1,310,033
345,638	Man Group PLC	1,088,009
		3,680,676
	AUTOMOTIVE - 1.1%
76,700	FCC Company Ltd.	1,196,650

	BANKING - 1.3%
488,728	Haci Omer Sabanci Holding A/S	1,466,166

	BIOTECHNOLOGY & PHARMACEUTICALS - 4.7%
1,160,500	Genomma Lab Internacional S.A.B. de C.V., Class B	1,192,885
194,620	H Lundbeck A/S	1,216,850
81,242	Innoviva, Inc.(a)	1,530,599
125,375	Maravai LifeSciences Holdings, Inc.(a)	1,219,899
		5,160,233
	CHEMICALS - 3.5%
116,741	Kronos Worldwide, Inc.	1,396,222
329,365	Morgan Advanced Materials PLC	1,442,925
5,180	Soulbrain Company Ltd.	1,006,790
		3,845,937
	COMMERCIAL SUPPORT SERVICES - 4.7%
48,400	Aeon Delight Company Ltd.	1,261,475
543,425	Johnson Service Group PLC	1,137,349
115,412	Pagegroup PLC	635,738
24,253	S-1 CORPORATION	1,006,152
215,952	SThree PLC	1,139,647
		5,180,361
	CONSTRUCTION MATERIALS - 2.1%
422,000	Anhui Conch Cement Company Ltd., Class H	1,028,932

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.4% (Continued)
	CONSTRUCTION MATERIALS - 2.1% (Continued)
233,179	Breedon Group PLC	$ 1,296,929
		2,325,861
	CONTAINERS & PACKAGING - 1.1%
106,933	Transcontinental, Inc., Class A	1,262,336

	ELECTRICAL EQUIPMENT - 2.2%
2,454	dormakaba Holding A.G.	1,486,408
71,200	Hosiden Corporation	971,434
		2,457,842
	ENGINEERING & CONSTRUCTION - 4.2%
124,296	Bravida Holding A.B.	1,006,405
174,300	Kandenko Company Ltd.	2,354,333
65,818	Skanska A.B., Class B	1,287,283
		4,648,021
	ENTERTAINMENT CONTENT - 1.0%
57,800	Mixi, Inc.	1,147,227

	FOOD - 2.6%
268,500	JBS S/A	1,600,888
1,867,500	WH Group Ltd.	1,213,954
		2,814,842
	HEALTH CARE FACILITIES & SERVICES - 2.2%
17,569	National HealthCare Corporation	2,392,195

	HOME & OFFICE PRODUCTS - 1.2%
28,620	Coway Company Ltd.	1,317,332

	HOME CONSTRUCTION - 2.7%
403,563	Crest Nicholson Holdings PLC	1,375,513
759,626	Taylor Wimpey PLC	1,557,141
		2,932,654
	HOUSEHOLD PRODUCTS - 0.9%
3,620	LG H&H Company Ltd.	936,926

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.4% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 3.3%
2,139,800	Hartalega Holdings Bhd(a)	$ 1,420,049
56,216	SKF A.B., Class B	1,045,448
4,594,846	Sri Trang Gloves Thailand PCL	1,164,686
		3,630,183
	INSTITUTIONAL FINANCIAL SERVICES - 0.8%
52,641	Flow Traders Ltd.	878,029

	LEISURE FACILITIES & SERVICES - 1.9%
185,000	Sankyo Company Ltd.	2,054,401

	MACHINERY - 2.4%
5,758,000	Lonking Holdings Ltd.	1,132,362
148,300	Yamazen Corporation	1,534,137
		2,666,499
	MEDICAL EQUIPMENT & DEVICES - 0.9%
4,618,600	Top Glove Corp Bhd(a)	1,035,826

	METALS & MINING - 12.0%
203,434	Atalaya Mining PLC	994,808
867,864	Centamin PLC	1,417,265
545,500	China Shenhua Energy Company Ltd., Class H	2,268,243
140,946	Dundee Precious Metals, Inc.	1,191,240
212,255	Impala Platinum Holdings Ltd.	1,090,525
162,205	Northam Platinum Holdings Ltd.	1,274,027
710,350	Perseus Mining Ltd.	1,183,474
4,608,285	Red 5 Ltd.(a)	1,181,858
73,475	Torex Gold Resources, Inc.(a)	1,164,826
327,660	Yancoal Australia Ltd.	1,518,408
		13,284,674
	OIL & GAS PRODUCERS - 4.0%
21,945	Devon Energy Corporation	1,032,073
169,030	Granite Ridge Resources, Inc.	1,157,856
47,446	Paramount Resources Ltd.	1,029,134

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.4% (Continued)
	OIL & GAS PRODUCERS - 4.0% (Continued)
44,224	World Kinect Corporation	$ 1,235,177
		4,454,240
	OIL & GAS SERVICES & EQUIPMENT – 0.9%
47,818	Atlas Energy Solutions, Inc.	1,015,654

	PUBLISHING & BROADCASTING - 3.5%
322,650	Atresmedia Corp de Medios de Comunicacion S.A.	1,632,184
1,219,222	ITV PLC(a)	1,254,150
76,677	Metropole Television S.A.	1,001,411
		3,887,745
	REAL ESTATE SERVICES - 1.6%
336,600	Onewo, Inc.	829,306
257,600	Poly Property Services Company Ltd.	884,127
		1,713,433
	RETAIL - CONSUMER STAPLES - 1.0%
28,600	Ain Holdings, Inc.	1,099,652

	RETAIL - DISCRETIONARY - 6.2%
18,984	Abercrombie & Fitch Company, Class A(a)	2,799,761
27,444,100	Ace Hardware Indonesia Tbk P.T.	1,350,894
59,600	Komeri Company Ltd.	1,459,313
288,093	Marks & Spencer Group PLC(a)	1,216,600
		6,826,568
	SEMICONDUCTORS - 1.1%
30,796	Tower Semiconductor Ltd.(a)	1,241,156

	SPECIALTY FINANCE - 2.7%
29,616	Bread Financial Holdings, Inc.	1,616,441
30,683	PROG Holdings, Inc.	1,382,576
		2,999,017
	TECHNOLOGY HARDWARE - 3.3%
64,324	Brother Industries Ltd.	1,319,801
175,625	Telefonaktiebolaget LM Ericsson, Class B	1,207,971

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
July 31, 2024

Shares		Fair Value
	COMMON STOCKS — 90.4% (Continued)
	TECHNOLOGY HARDWARE - 3.3% (Continued)
165,800	VTech Holdings Ltd.	$ 1,090,807
		3,618,579
	TECHNOLOGY SERVICES - 1.2%
539,726	Serco Group PLC	1,326,047

	TOBACCO & CANNABIS - 1.3%
49,200	Japan Tobacco, Inc.	1,447,835

	TRANSPORTATION & LOGISTICS - 2.7%
14,040,100	Cia Sud Americana de Vapores S.A.	964,609
3,107,000	Pacific Basin Shipping Ltd.	932,897
119,754	Teekay Corporation(a)	1,038,267
		2,935,773

	TOTAL COMMON STOCKS (Cost $86,083,354)	99,782,384

	TOTAL INVESTMENTS – 90.4% (Cost $86,083,354)	$ 99,782,384
	OTHER ASSETS IN EXCESS OF LIABILITIES- 9.6%	10,655,240
	NET ASSETS - 100.0%	$ 110,437,624

A/S	- Anonim Sirketi
Ltd.	- Limited Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S.A.	- Société Anonyme

(a)	Non-income producing security.